Related Party Transactions - Schedule of Remuneration of Key Personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Remuneration of Key Personnel [Abstract]
Directors’ fee	R$ 56,733	R$ 38,397	R$ 24,430
Social charges	11,347	7,679	4,886
Total	R$ 68,080	R$ 46,076	R$ 29,316